Retirement Benefit Schemes - Schedule of Defined Net (Liability)/Asset Recognised in Balance Sheets (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
– retirement benefit scheme liabilities	£ (1,524)	£ (1,459)
Retirement benefit assets	714	430
Surplus (deficit) in plan	(810)	(1,029)
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
– retirement benefit scheme liabilities	(897)	(807)
Retirement benefit assets	712	429
Surplus (deficit) in plan	(185)	(378)
Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
– retirement benefit scheme liabilities	(627)	(652)
Retirement benefit assets	2	1
Surplus (deficit) in plan	£ (625)	£ (651)